Loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income (loss) attributable to Acorn International, Inc. shareholders from operations-basic and diluted	$ 3,438,370	$ (40,158,654)	$ (44,328,912)
Denominator:
Weighted average ordinary shares outstanding-basic and diluted	75,600,700	79,226,404	82,690,613
Income (Loss) per ordinary share:
Basic and diluted	$ 0.05	$ (0.51)	$ (0.54)